6. OTHER FINANCING RECEIVABLES, NET (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross other financing receivables	¥ 14,342	¥ 1,946,524
Less: Provision for credit losses	(2,474)	(10,311)	¥ (144,359)
Other financing receivables, net	11,868	1,936,213
Total Current
Gross other financing receivables	0	1,946,524
Less: Provision for credit losses	0	(10,311)
Other financing receivables, net	0	1,936,213
1-90 days past due
Gross other financing receivables	0	0
Less: Provision for credit losses	0	0
Other financing receivables, net	0	0
> 90 days past due
Gross other financing receivables	14,342	0
Less: Provision for credit losses	(2,474)	0
Other financing receivables, net	¥ 11,868	¥ 0